Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

Note 8 - Inventories

Inventories are analyzed as follows:

	December 31, 2023		December 31, 2022
Merchandise for sale	Ps.	2,357,485	Ps.	1,931,605
	Ps.	2,357,485	Ps.	1,931,605

As of December 31, 2023, the Company recognized an expense in cost of sales of Ps.30,409 for the write-down of inventories due to Hurricane Otis (see Note 1).